UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended : March 31, 2004

Check here if Amendment [ ]; Amendment number:
This Amendment (Check only one.): [x] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Marathon Asset Management Ltd
Address:	Orion House
		5 Upper St. Martins Lane
		London
		WC2H 9EA
		United Kingdom

13F File Number: 28-6422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:		Simon Davies
Title:		Compliance Officer
Phone: 		(011) 44 20 7497 2211
Signature, Place and Date of Signing:

	Simon Davies	London, United Kingdom	March 	31, 2003

Report Type (Check only one.):

[ ]		13F HOLDINGS REPORT

[ ]		13F NOTICE

[X] 		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

1. Frank Russell Trust Company International Fund



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F

REPORT SUMMARY:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		58

Form 13F Information Table Value Total:		$2,692,257 (thousands)


List of Other Included Managers:

 No. 	13F File Number		Name

FORM 13 F INFORMATION TABLE
                                                                             FORM 13F INFORMATION TABLE

NAME OF ISSUER                        TITLE OF            VALUE  SHARES/  SH/ INVSTMT  OTHER         VOTING AUTHORITY
                                      CLASS    CUSIP     x$1000  PRN AMT PRN  DSCRETN  MANAGERS   SOLE     SHARED    NONE

AGRIUM INC                            COM      068916108  30098  2047467 SH   SHARED                  0   1220252     827215
ALTRIA GROUP                          COM     02209S1033  57003  1046892 SH   SHARED                  0    697260     349632
AMERICAN MOVIL - SERIES L	      COM     02364W1053   7951   205709 SH   SHARED                  0    136622      69087
ANGLO AMERICAN ADR                    COM      03485P102   7523   309713 SH   SHARED                  0    225332      84381
ANGLOGOLD ADR                         COM       35128206    977    23123 SH   SHARED                  0     12753      10370
AMERICAN EXPRESS CO                   COM      025816109  44674   861610 SH   SHARED                  0    548774     312836
AMR CORP			      COM       17651060  40755  3201464 SH   SHARED                  0   2058564    1142900
ASHANTI GOLDFIELDS GDR                COM      043743202  18384  1511830 SH   SHARED                  0   1222512     289318
BAXTER INTERNATIONAL INC.             COM      071813109  29601   958263 SH   SHARED                  0    609110     349153
BERKSHIRE HATHAWAY "B"                COM      084670207  85487    27479 SH   SHARED                  0     17595       9884
BRISTOL-MYERS SQUIBB CO               COM      110122108  40135  1656430 SH   SHARED                  0   1059541     596889
BURLINGTON NORTHERN SANTA FE CORP     COM      12189T104  50472  1602297 SH   SHARED                  0   1025917     576380
COMCAST CORP SPECIAL CLASS A          COM     2003002001  47227  1695770 SH   SHARED                  0   1093656     602114
COSTCO WHOLESALE CORP                 COM      22160K105  67704  1800149 SH   SHARED                  0   1166049     634100
DELL COMPUTER                         COM      247025109  39607  1178065 SH   SHARED                  0    759154     418911
DELPHI AUTOMOTIVE SYSTEMS CORP        COM      247126105  22915  2300659 SH   SHARED                  0   1458891     841768
ERICSSON LM TELEPHONE CO ADR          COM      294821400    460    16560 SH   SHARED                  0     16560          0
ETHAN ALLEN INTERIORS INC             COM      297602104  47037  1140003 SH   SHARED                  0    730924     409079
FRESENIUS MEDICAL CARE ADR            COM     3580291066  81738  3740856 SH   SHARED                  0   2897628     843228
GOLDMAN SACHS GROUP INC               COM     38141G1040  42055   403015 SH   SHARED                  0    258415     144600
HOLLINGER INTERNATIONAL               COM      435569108  76427  3859935 SH   SHARED                  0   2544286    1315649
IMS HEALTH INC                        COM      449934108  65756  2827017 SH   SHARED                  0   1818642    1008375
INCO LTD                              COM      453258402  68779  1986121 SH   SHARED                  0   1316837     669284
INTEL CORP                            COM     4581401001  27171   998928 SH   SHARED                  0    642729     356199
INTERNATIONAL SPEEDWAY CORP - CLASS A COM      460335201  53131  1130444 SH   SHARED                  0    732203     398241
J C PENNEY COMPANY INC                COM      456478106  41061  1180595 SH   SHARED                  0    760059     420536
KANSAS CITY SOUTHERN INDUSTRIES       COM      485170302  27216  1957980 SH   SHARED                  0   1250614     707366
LEARNING TREE INTERNATIONAL	      COM     5220151063   3557   221754 SH   SHARED                  0    221754          0
LIBERTY MEDIA CORP A                  COM      530718105  98363  8982881 SH   SHARED                  0   5822708    3160173
LUCENT TECHNOLOGIES INC               COM     5494631071  95313 23190632 SH   SHARED                  0  14822850    8367782
LUXOTTICA GROUP SPA ADR               COM      55068R202 127338  8049190 SH   SHARED                  0   6038676    2010514
MANDALAY RESORT GROUP                 COM      562567107  40572   708565 SH   SHARED                  0    454255     254310
MBIA INC                              COM      55262C100  46973   749167 SH   SHARED                  0    480050     269117
MERCURY GENERAL CORP                  COM      589400100  45754   916360 SH   SHARED                  0    584104     332256
MGIC INVESTMENT CORP		      COM      5528481030 29938   466102 SH   SHARED                  0    305502     160600
MOODYS CORPORATION                    COM      615369105  66099   933608 SH   SHARED                  0    597744     335864
NATUZZI S.P.A.                        COM     63905A1016  22240  2078476 SH   SHARED                  0   1538778     539698
NEXTEL COMM INC-A                     COM      65332V103  80450  3262361 SH   SHARED                  0   2073356    1189005
NORTEL NETWORKS CORP                  COM      656568102 140625 23674307 SH   SHARED                  0  15408327    8265980
NORTHWEST AIRLINES                    COM      667280101  30090  2976309 SH   SHARED                  0   1917229    1059080
PPG INDUSTRIES INC                    COM      693506107  34545   592538 SH   SHARED                  0    379375     213163
PRIMEDIA                              COM      7415K101   47851 17722408 SH   SHARED                  0  11914219    5808189
QWEST COMMUNICATIONS INTL             COM      749121109  61980 14380453 SH   SHARED                  0   9257802    5122651
RAYTHEON "A"                          COM      755111101  20896   666756 SH   SHARED                  0    428335     238421
READERS DIGEST ASSOCIATION INC        COM      755267101  23637  1678773 SH   SHARED                  0   1092521     586252
SABRE HOLDINGS CORP                   COM      785905100  47846  1928482 SH   SHARED                  0   1234693     693789
SARA LEE                              COM      803111103  32887  1504436 SH   SHARED                  0    966250     538186
SBC COMMUNICATIONS INC                COM      78387G103  56856  2316853 SH   SHARED                  0   1483965     832888
SCHERING-PLOUGH CORP		      COM      806605101  56095  3458370 SH   SHARED                  0   2212170    1246200
SCOTTS COMPANY A SHARES               COM      810186106  54906   855894 SH   SHARED                  0    548828     307066
SUN MICROSYSTEMS INC                  COM     8668101046  50796 12181316 SH   SHARED                  0   7798941    4382375
TELEFONOS DE MEXICO SA ADR            COM      879403780   6870   196803 SH   SHARED                  0    133876      62927
TEMPLE INLAND                         COM      879868107  48039   758436 SH   SHARED                  0    483960     274476
TENET HEALTHCARE CORP                 COM     88033G1004  15366  1376896 SH   SHARED                  0    899296     477600
UNISYS CORP                           COM      909214108  32540  2278694 SH   SHARED                  0   1459237     819457
UNITEDGLOBALCOM INC CL-A              COM    91324575081  64366  7581429 SH   SHARED                  0   5234805    2346624
UNITRIN INC                           COM      913275103  42106   981493 SH   SHARED                  0    628596     352897
VELCRO                                COM   AN9225711045    702    54000 SH   SHARED                  0     54000          0
WASTE MANAGEMENT INC                  COM      94106L109  56269  1864445 SH   SHARED                  0   1195116     669329
XEROX CORP                            COM      984121103  84363  5790194 SH   SHARED                  0   3749761    2040433